Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 334	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	06-1249050
Plan number	334
Participant loans	$ 53,732,825
Total investments, at fair value and participant loans	$ 3,145,525,041
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	2.25%
Investment, Identifier [Axis]: Common Trust | BlackRock Lifepath Index 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 268,927,991
Investment, Identifier [Axis]: Common Trust | BlackRock Lifepath Index 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	271,048,304
Investment, Identifier [Axis]: Common Trust | BlackRock Lifepath Index 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	185,889,896
Investment, Identifier [Axis]: Common Trust | BlackRock Lifepath Index 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	155,883,429
Investment, Identifier [Axis]: Common Trust | BlackRock Lifepath Index 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	130,261,402
Investment, Identifier [Axis]: Common Trust | BlackRock Lifepath Index 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	92,314,165
Investment, Identifier [Axis]: Common Trust | BlackRock Lifepath Index 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	43,576,969
Investment, Identifier [Axis]: Common Trust | BlackRock Lifepath Index 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,636,173
Investment, Identifier [Axis]: Common Trust | BlackRock Lifepath Index 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,122,820
Investment, Identifier [Axis]: Common Trust | BlackRock Lifepath Index Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	251,999,095
Investment, Identifier [Axis]: Common Trust | Northern Trust Aggregate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	52,966,137
Investment, Identifier [Axis]: Common Trust | Northern Trust Collective Emerging Markets Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,891,663
Investment, Identifier [Axis]: Common Trust | Northern Trust Collective Russell 1000 Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	193,766,412
Investment, Identifier [Axis]: Common Trust | Northern Trust Collective Russell 1000 Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	48,937,404
Investment, Identifier [Axis]: Common Trust | Northern Trust EAFE Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	42,893,264
Investment, Identifier [Axis]: Common Trust | Northern Trust S&P 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	363,414,252
Investment, Identifier [Axis]: Common Trust | State Street Russell Small/Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	75,502,717
Investment, Identifier [Axis]: Mutual Fund | Fidelity International Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,870,923
Investment, Identifier [Axis]: Mutual Fund | Vanguard Cash Reserves Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,534,987
Investment, Identifier [Axis]: Ordinary Shares | Linde Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	626,051,633
Investment, Identifier [Axis]: Self-Directed Brokerage Account | BrokerageLink
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	83,532,436
Investment, Identifier [Axis]: Stable Value Fund | Great-West Life & Annuity Insurance CO SEP
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	324,757
Investment, Identifier [Axis]: Stable Value Fund | Prudential Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	143,445,387
Investments At Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 3,091,792,216